Prudential Investments LLC

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, NJ 07102

January 10, 2013

United State Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

RE:	N-14 Prospectus and Proxy Statement/Prudential Investment Portfolios, Inc. 10

To the Securities and Exchange Commission:

On behalf of Prudential Investment Portfolios, Inc. 10, we are hereby filing a combined Proxy Statement and Prospectus (“Prospectus/Proxy Statement”) on Form N-14 to be furnished to the shareholders of Target Growth Allocation Fund (“Growth Fund”), a series of Target Asset Allocation Funds (the “Trust”), a Delaware statutory trust, in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at a special meeting of shareholders of Growth Fund and at any adjournments or postponements thereof (the “Meeting”). Shareholders of Growth Fund will be asked to vote on a proposal (the “Proposal”) whereby all of the assets of Growth Fund would be acquired by Prudential Jennison Equity Income Fund (“Equity Fund”), a series of Prudential Investment Portfolios, Inc. 10, and Equity Fund would assume all of the liabilities of the Growth Fund (the “Reorganization”).

The Prospectus/Proxy Statement is proposed to become effective on February 9, 2013 pursuant to Rule 488(a) under the Securities Act of 1933.

If there are any questions in connection with this filing, please contact the undersigned at (973) 367-1495.

Sincerely,

/s/ Katherine P. Feld
Katherine P. Feld
Vice President & Corporate Counsel